Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (1,424)	$ (177)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	153	189
Share based payment	1,716	398
Fair value revaluation of investment in shares and warrants	(2,593)
Fair value revaluation of warrant liability		(5,218)
Finance expenses	14	3,059
Change in:
Other current assets	174	(105)
Employees and payroll-related liabilities	(90)
Other payables and accrued expenses	95	33
Net cash used in operating activities	(1,955)	(1,821)
Cash flows from investing activities
Maturity of short term deposit	7,000
Investment in shares and warrants	(1,066)
Purchase of property and equipment	(3)	(2)
Net cash provided by (used in) investing activities	5,931	(2)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, warrants and pre-funded warrants	3,128	15,097
Net cash provided by financing activities	3,128	15,097
Change in cash and cash equivalents	7,104	13,274
Cash and cash equivalents at the beginning of the period	1,306	2,554
Cash and cash equivalents at the end of the period	8,410	15,828
Non-cash financing activities:
Exercise of warrants into ordinary shares		11,100
IPO warrants exchange		$ 1,635